Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2024
Prospectus Date	rr_ProspectusDate	Jan. 29, 2024
Guardian Capital Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Guardian Capital Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Guardian Capital Dividend Growth Fund (the “Guardian Dividend Fund” or the “Fund”) is to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Guardian Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Guardian Dividend Fund. Investors may also pay commissions or other fees to their financial intermediary that are not reflected below when they buy and hold shares of the Fund through such intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Guardian Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Guardian Dividend Fund is typically expected to have a portfolio turnover rate of 99% or less. For the fiscal year ended September 30, 2023, the Guardian Dividend Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Guardian Dividend Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Guardian Dividend Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Guardian Dividend Fund invests primarily in a diversified portfolio of equity securities of both U.S. and non-U.S. companies that pay current dividends, including American Depository Receipts (“ADRs”). Under normal market conditions, the Guardian Dividend Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in such dividend-paying equity securities. The Guardian Dividend Fund may invest in companies of all sizes but will focus primarily on medium and larger capitalization companies that pay a dividend, and may trade warrants and rights. The Guardian Dividend Fund considers market capitalizations between $2 Billion and $25 billion to qualify as medium capitalization, and those over $25 billion to qualify as large capitalization. These dollar amounts may change due to market conditions. The Guardian Dividend Fund may also invest in real estate investment trusts (“REITs”) and limited partnership interests in Master Limited Partnerships (“MLPs”).

In selecting securities for the Guardian Dividend Fund, the Adviser primarily seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with an emphasis on companies that the Adviser believes have the ability to grow earnings and a willingness to sustainably increase dividends.

The international portion of the Guardian Dividend Fund’s portfolio will generally be diversified across a number of foreign countries, and may, at times, comprise a significant majority of the Fund’s portfolio. The Guardian Dividend Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging markets countries include those defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Guardian Dividend Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. Effective January 28, 2022, the Guardian Dividend Fund’s Class I Shares were renamed Institutional Shares. The table shows the average annual returns of the Institutional Shares (formerly Class I Shares) for the periods of 1 Year and Since Inception compared to a broad-based market index.

Visit www.guardiancapitalfunds.com or call 1-800-957-0681 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Guardian Dividend Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. Effective January 28, 2022, the Guardian Dividend Fund’s Class I Shares were renamed Institutional Shares. The table shows the average annual returns of the Institutional Shares (formerly Class I Shares) for the periods of 1 Year and Since Inception compared to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-957-0681
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardiancapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Guardian Capital Dividend Growth Fund Calendar Year Total Returns –Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	10/1/2021 – 12/31/2021	15.48%
Lowest	1/1/2020 – 3/31/2020	(16.16)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Guardian Capital Dividend Growth Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.79%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%	[1]
Guardian Capital Dividend Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Guardian Dividend Fund is not insured or guaranteed by any government agency.
Guardian Capital Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Guardian Dividend Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Guardian Capital Dividend Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Guardian Dividend Fund cannot guarantee that it will achieve its investment objective. An investment in the Guardian Dividend Fund is not insured or guaranteed by any government agency. The Guardian Dividend Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Guardian Capital Dividend Growth Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Guardian Dividend Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Guardian Capital Dividend Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of the Fund.

Guardian Capital Dividend Growth Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Guardian Capital Dividend Growth Fund | Foreign Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Custody Risk. The Guardian Dividend Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Guardian Capital Dividend Growth Fund | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Emerging Markets Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Guardian Capital Dividend Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Guardian Capital Dividend Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The Guardian Dividend Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Guardian Capital Dividend Growth Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Guardian Capital Dividend Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The performance of the Guardian Dividend Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Guardian Dividend Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Guardian Capital Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Guardian Dividend Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Guardian Dividend Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Guardian Dividend Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Funds” in this prospectus.

Guardian Capital Dividend Growth Fund | Master Limited Partnership M L P Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnership (“MLP”) Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Guardian Capital Dividend Growth Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Guardian Capital Dividend Growth Fund | Real Estate Investment Trust R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Guardian Capital Dividend Growth Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Guardian Dividend Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Guardian Dividend Fund or the companies in which it invests.

Guardian Capital Dividend Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. For additional information about this risk, please see “Sector Risk” and “Information Technology Sector Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Funds” in this prospectus.

Guardian Capital Dividend Growth Fund | Warrants And Rights Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants and Rights Risk. The Guardian Dividend Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised.

Guardian Capital Dividend Growth Fund | Guardian Capital Dividend Growth Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIVGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,906
Annual Return 2020	rr_AnnualReturn2020	9.48%
Annual Return 2021	rr_AnnualReturn2021	27.43%
Annual Return 2022	rr_AnnualReturn2022	(14.64%)
Annual Return 2023	rr_AnnualReturn2023	19.48%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
Guardian Capital Dividend Growth Fund | Guardian Capital Dividend Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%	[3]
Guardian Capital Dividend Growth Fund | Guardian Capital Dividend Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.80%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[3]
Guardian Capital Fundamental Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Guardian Capital Fundamental Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Guardian Capital Fundamental Global Equity Fund (the “Guardian Global Equity Fund” or the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Guardian Global Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Guardian Global Equity Fund. Investors may also pay commissions or other fees to their financial intermediary that are not reflected below when they buy and hold shares of the Fund through such intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Guardian Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Guardian Global Equity Fund is typically expected to have a portfolio turnover rate of 25% or less. For the fiscal year ended September 30, 2023, the Guardian Global Equity Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Guardian Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Guardian Global Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place during the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Guardian Global Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place during the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions the Guardian Global Equity Fund’s Adviser invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities (primarily common stock) of mid-capitalization (“mid-cap”) and large-capitalization (“large-cap”) companies. The Adviser considers mid-cap companies to be companies with market capitalizations between $1 billion and $10 billion at the time of purchase. The Adviser considers large-cap companies to be companies with market capitalizations greater than $10 billion at the time of purchase. The Guardian Global Equity Fund will operate as a non-diversified portfolio.

The Guardian Global Equity Fund may invest in U.S. and foreign equity securities. Under normal market conditions, the Guardian Global Equity Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. Generally, the Guardian Global Equity Fund’s portfolio will be invested in at least five countries in the MSCI World Index, one of which may be the U.S. The Guardian Global Equity Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; or (2) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Guardian Global Equity Fund may invest in securities denominated in any currency.

In addition to buying equity securities, the Guardian Global Equity Fund may invest in depositary receipts, including, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”). ADRs are dollar-denominated depositary receipts that typically are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored and are U.S. dollar-denominated. The Guardian Global Equity Fund may invest in sponsored depositary receipts wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored depositary receipts wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the depositary receipt holders. The depositary receipts in which the Guardian Global Equity Fund invests are U.S. dollar-denominated.

The Guardian Global Equity Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging market countries include those defined or classified currently, or in the future, as an emerging market by the MSCI Emerging Markets Index.

The Adviser utilizes a bottom-up investment approach to construct a portfolio of securities of high-quality companies capable of sustaining growth for more than five years with the potential for share price appreciation. The Adviser’s process seeks to identify companies that are positioned with exposure to growth with below average sensitivity to economic conditions. The Adviser quantitatively screens the universe of listed securities, on any exchange, using certain financial and other metrics with the goal of identifying companies that will enhance the quality and growth characteristics of the pool of securities from which the final portfolio is constructed. These criteria include, but are not limited to, minimum net income, maximum leverage, minimum return on invested capital (ROIC), and long-term earnings per share growth rates. Growth characteristics that the Adviser includes in its analysis of a company are: (1) a proven track record of quality growth, (2) operating in industries we believe have potential for sustained periods of growth, (3) sustainable competitive advantage, (4) high, and preferably rising, return on income and capital ROIC, and (5) proven management. The quality of a company is measured by the Adviser using the following characteristics: (1) business maturity, (2) little or no leverage, (3) strong cash generation, (4) foundations for sustainable growth, including strong corporate governance, low regulatory, legal and tax risk, and a progressive environment and social strategy, among others, and (5) business diversification.

A security may be sold if it exceeds the Adviser’s thresholds for target stock price relative to our estimates of the current value of the company’s future cash flows and future ratios of stock price to company earnings, if the security no longer meets the Adviser’s thresholds for the growth and quality characteristics outlined above, or if the Adviser believes a different combination of stocks in the Fund’s portfolio would enhance the sustainable growth, quality and forecast return of the Guardian Global Equity Fund’s overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Guardian Global Equity Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index.

Visit www.guardiancapitalfunds.com or call 1-800-957-0681 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Guardian Global Equity Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-957-0681
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardiancapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Guardian Capital Fundamental Global Equity Fund Calendar Year Total Returns – Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	4/1/2020 – 6/30/2020	17.53%
Lowest	1/1/2020 – 3/31/2020	(15.25)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.25%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Guardian Capital Fundamental Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%	[4]
Guardian Capital Fundamental Global Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Guardian Global Equity Fund is not insured or guaranteed by any government agency.
Guardian Capital Fundamental Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Guardian Global Equity Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Guardian Capital Fundamental Global Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. The Adviser may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.
Guardian Capital Fundamental Global Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Guardian Global Equity Fund cannot guarantee that it will achieve its investment objective. An investment in the Guardian Global Equity Fund is not insured or guaranteed by any government agency. The Guardian Global Equity Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Guardian Capital Fundamental Global Equity Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. Investments in ADRs, including GDRs and EDRs, are subject to many of the same risks that are associated with direct investments in securities of foreign issuers (see, “Foreign Securities and Emerging Markets Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Guardian Capital Fundamental Global Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Guardian Capital Fundamental Global Equity Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Guardian Capital Fundamental Global Equity Fund | Foreign Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Custody Risk. The Guardian Global Equity Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Guardian Capital Fundamental Global Equity Fund | Foreign Securities And Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Emerging Markets Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Guardian Capital Fundamental Global Equity Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Guardian Capital Fundamental Global Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The Guardian Global Equity Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Guardian Capital Fundamental Global Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Guardian Capital Fundamental Global Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The performance of the Guardian Global Equity Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Guardian Capital Fundamental Global Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Guardian Global Equity Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Guardian Global Equity Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Guardian Global Equity Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Guardian Capital Fundamental Global Equity Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Guardian Capital Fundamental Global Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Guardian Capital Fundamental Global Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. To the extent that the Guardian Global Equity Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Guardian Capital Fundamental Global Equity Fund | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. The Adviser may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Guardian Capital Fundamental Global Equity Fund | Guardian Capital Fundamental Global Equity Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GFGEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,362
Annual Return 2020	rr_AnnualReturn2020	17.73%
Annual Return 2021	rr_AnnualReturn2021	19.75%
Annual Return 2022	rr_AnnualReturn2022	(18.11%)
Annual Return 2023	rr_AnnualReturn2023	18.87%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2019
Guardian Capital Fundamental Global Equity Fund | Guardian Capital Fundamental Global Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.10%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%	[6]
Guardian Capital Fundamental Global Equity Fund | Guardian Capital Fundamental Global Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.70%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%	[6]
Alta Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Alta Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Alta Quality Growth Fund (the “Alta Fund” or the “Fund”) is to seek to seek long-term growth of capital with lower than market volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Alta Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Alta Fund. Investors may also pay commissions or other fees to their financial intermediary that are not reflected below when they buy and hold shares of the Fund through such intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Alta Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Alta Fund’s performance. The Alta Fund is typically expected to have a portfolio turnover rate of 25% or less. For the fiscal year ended September 30, 2023, the Alta Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Alta Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place during the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place during the contractual period only (through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal conditions, the Alta Fund’s Adviser invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization (“large-cap”) and mid-capitalization (“mid-cap”) companies. The Adviser considers large-cap companies to be companies whose market capitalizations are equal to or larger than the smallest company in the Russell 1000 Growth® Index. The Adviser considers mid-cap companies to be companies whose market capitalizations are equal to or larger than the smallest company in the Russell MidCap® Index and equal to or smaller than the largest company in the Russell MidCap® Index. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2023, the market capitalization of a large-cap company would be $40 billion or above, and the market cap of a mid-cap company would be between $4.2 billion and $40 billion. These dollar amounts will change due to market conditions. The size of the companies included in the Russell 1000® Growth Index and the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

The Adviser seeks to achieve the Alta Fund’s investment objective by building a portfolio focused primarily on growth stocks of U.S. companies that the Adviser believes will generate above-benchmark returns over a three- to five-year period. The Adviser utilizes a bottom-up, fundamental approach to identify a group of approximately 30-35 stocks which it believes will outperform the Russell 1000® Growth Index. The Adviser may invest up to 20% of the Alta Fund’s assets in securities of foreign companies, primarily indirectly through American Depositary Receipts (ADRs). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Alta Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. The Adviser seeks to invest in what the Adviser believes are quality companies with a demonstrated history of consistent growth, stability in earnings, pronounced profitability that they believe are selling at an attractive valuation relative to future growth expectations. Quality is measured by, among other factors, a company’s demonstrated ability to consistently grow earnings and free cash flow. Other characteristics of quality companies generally include high returns on capital; attractive profit margins; financial flexibility; and a leading industry position. The Adviser seeks to purchase stocks of companies capable of sustaining these competitive advantages well into the future. Research is primarily performed in-house by the Adviser and relies on proprietary screens and valuation models. A security may be sold as it reaches the Adviser’s fair valuation, its growth or quality attributes are undermined, or it underperforms beyond a set limit. Risk control is inherent to the investment management process. The Adviser believes a strict screening process, rigorous assessment of a company’s competitive advantages, and conservative valuation assumptions minimize risk at the individual stock level. Additional risk control measures at the portfolio level include placing thresholds on individual stock and sector weights.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Alta Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year, 5 Years, and Since Inception compared to a broad-based market index.

Visit www.guardiancapitalfunds.com or call 1-800-957-0681 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Alta Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year, 5 Years, and Since Inception compared to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-957-0681
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardiancapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Alta Quality Growth Fund Calendar Year Total Returns – Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	4/1/2020 – 6/30/2020	22.91%
Lowest	1/1/2020 – 3/31/2020	(22.95)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Alta Quality Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	15.59%	[7]
Alta Quality Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%	[8]
5 Years	rr_AverageAnnualReturnYear05	19.50%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	19.44%	[8]
Alta Quality Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Alta Fund is not insured or guaranteed by any government agency.
Alta Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Alta Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Alta Quality Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Alta Fund cannot guarantee that it will achieve its investment objective. An investment in the Alta Fund is not insured or guaranteed by any government agency. The Alta Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Alta Quality Growth Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issuers (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Alta Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Alta Quality Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of the Fund.

Alta Quality Growth Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Alta Quality Growth Fund | Foreign Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Custody Risk. The Alta Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Alta Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Alta Quality Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Alta Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Alta Fund from qualifying as regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Alta Quality Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The Alta Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Alta Quality Growth Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Alta Quality Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The performance of the Alta Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Alta Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Alta Quality Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Movements in the stock market may adversely affect the securities held by the Alta Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Alta Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Alta Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Alta Quality Growth Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Alta Quality Growth Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Alta Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Alta Fund or the companies in which it invests.

Alta Quality Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Adviser may allocate more of the Alta Fund’s investments to a particular sector or sectors in the market. The allocation of a significant portion of total assets to one or more sectors may make the Alta Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors. For additional information about this risk, please see “Sector Risk” and “Information Technology Sector Risk” in the section titled “Additional Information Regarding Principal Investment Risks of the Funds” in this prospectus.

Alta Quality Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. To the extent that the Alta Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Alta Quality Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Alta Quality Growth Fund | Alta Quality Growth Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AQLGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,376
Annual Return 2019	rr_AnnualReturn2019	34.03%
Annual Return 2020	rr_AnnualReturn2020	20.21%
Annual Return 2021	rr_AnnualReturn2021	20.01%
Annual Return 2022	rr_AnnualReturn2022	(29.41%)
Annual Return 2023	rr_AnnualReturn2023	30.71%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.71%
5 Years	rr_AverageAnnualReturnYear05	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2018
Alta Quality Growth Fund | Alta Quality Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.67%	[10]
5 Years	rr_AverageAnnualReturnYear05	11.61%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	11.82%	[10]
Alta Quality Growth Fund | Alta Quality Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.20%	[10]
5 Years	rr_AverageAnnualReturnYear05	9.66%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%	[10]

[1]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees that a mutual fund pays, such as investment management and fund accounting fees, or taxes. Individuals cannot invest directly in a benchmark index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	Guardian Capital LP, the Guardian Dividend Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Dividend Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Guardian Dividend Fund through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[4]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[5]	Guardian Capital LP, the Guardian Global Equity Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Global Equity Fund through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.
[6]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[7]	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The S&P 500® Index measures the performance of large-cap U.S. equity securities. The index includes 500 leading companies and comprises approximately 80% of available market capitalization. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[8]	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[9]	Alta Capital Management, LLC, the Alta Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Alta Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; (vi) distribution and/or 12b-1 fees, and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Alta Fund through January 31, 2025 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.
[10]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.